UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06378

Templeton Developing Markets Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   3/31/16

Item 1. Schedule of Investments.

Templeton Developing Markets Trust

Statement of Investments, March 31, 2016 (unaudited)

	Industry	Shares	Value
Common Stocks 88.5%
Argentina 0.3%
[a] Grupo Clarin SA, B, GDR, Reg S	Media	39,911	$728,376
MercadoLibre Inc.	Internet Software & Services	22,600	2,663,410
			3,391,786
Belgium 2.0%
Anheuser-Busch InBev NV	Beverages	181,851	22,613,866

Brazil 2.0%
BM&F BOVESPA SA	Diversified Financial Services	481,700	2,057,987
CETIP SA Mercados Organizados	Capital Markets	641,900	7,159,167
Duratex SA	Paper & Forest Products	683,500	1,437,288
[b] Duratex SA, BDR	Paper & Forest Products	27,026	29,804
M Dias Branco SA	Food Products	371,300	6,948,660
Mahle-Metal Leve SA Industria e Comercio	Auto Components	336,100	2,199,649
Totvs SA	Software	448,300	3,387,250
			23,219,805
Cambodia 1.2%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	20,778,000	13,258,536

China 18.4%
[b] Baidu Inc., ADR	Internet Software & Services	157,680	30,097,958
Brilliance China Automotive Holdings Ltd.	Automobiles	36,912,400	38,209,772
China Life Insurance Co. Ltd., H	Insurance	3,666,000	9,045,259
China Mobile Ltd.	Wireless Telecommunication
	Services	2,356,500	26,246,283
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	31,912,000	20,980,257
COSCO Pacific Ltd.	Transportation Infrastructure	4,236,900	5,571,024
Dah Chong Hong Holdings Ltd.	Distributors	7,473,500	3,044,372
NetEase Inc., ADR	Internet Software & Services	101,700	14,602,086
Poly Culture Group Corp. Ltd., H	Media	984,800	2,313,039
Tencent Holdings Ltd.	Internet Software & Services	2,248,400	45,939,838
Uni-President China Holdings Ltd.	Food Products	14,321,600	11,409,500
			207,459,388
Hong Kong 3.9%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,883,262	11,374,903
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	11,205,000	17,073,240
Sands China Ltd.	Hotels, Restaurants & Leisure	3,715,200	15,110,129
			43,558,272
Hungary 0.8%
Richter Gedeon Nyrt	Pharmaceuticals	456,958	9,111,985

India 11.5%
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	60,508	1,341,121
Biocon Ltd.	Biotechnology	2,497,396	18,219,249
Dr. Reddy's Laboratories Ltd.	Pharmaceuticals	349,979	16,032,847
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	347,439	4,169,216
ICICI Bank Ltd.	Banks	4,766,180	17,023,870
Infosys Ltd.	IT Services	785,070	14,435,903
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	2,891,700	9,344,396
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	887,400	13,999,102
Tata Chemicals Ltd.	Chemicals	952,500	5,372,413
Tata Consultancy Services Ltd.	IT Services	675,537	25,697,018
[b] Tata Motors Ltd., A	Automobiles	947,875	4,125,270
			129,760,405
Indonesia 3.5%
Astra International Tbk PT	Automobiles	41,999,100	23,161,562
Bank Danamon Indonesia Tbk PT	Banks	24,485,600	7,077,571

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Developing Markets Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

Semen Indonesia (Persero) Tbk PT	Construction Materials	11,931,200	9,234,394
			39,473,527
Mexico 0.6%
America Movil SAB de CV, L, ADR	Wireless Telecommunication
	Services	340,100	5,281,753
Nemak SAB de CV	Auto Components	683,143	982,143
[b] Telesites SAB de CV	Diversified Telecommunication
	Services	340,100	191,921
			6,455,817
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	665,579	357,838

Pakistan 1.0%
Habib Bank Ltd.	Banks	6,640,200	10,854,319

Peru 0.1%
[b] Compania de Minas Buenaventura SA, ADR	Metals & Mining	117,700	866,272

Philippines 0.4%
Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	41,802,800	4,686,719

Russia 1.6%
[a,b] Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	388,120	8,422,204
[b] Yandex NV, A	Internet Software & Services	600,167	9,194,558
			17,616,762
Singapore 0.1%
DBS Group Holdings Ltd.	Banks	105,500	1,204,238

South Africa 9.3%
Massmart Holdings Ltd.	Food & Staples Retailing	762,120	6,547,295
MTN Group Ltd.	Wireless Telecommunication
	Services	1,306,261	11,962,534
Naspers Ltd., N	Media	456,313	63,702,634
Remgro Ltd.	Diversified Financial Services	1,323,194	22,422,946
			104,635,409
South Korea 11.0%
Bukwang Pharmaceutical Co. Ltd.	Pharmaceuticals	1,079	26,934
Daelim Industrial Co. Ltd.	Construction & Engineering	155,551	12,343,431
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	143,527	11,928,059
Hankook Tire Co. Ltd.	Auto Components	89,556	4,252,975
Hanon Systems	Auto Components	597,757	4,800,779
Hyundai Development Co.	Construction & Engineering	455,701	18,279,517
iMarketkorea Inc.	Trading Companies & Distributors	281,660	4,659,439
Interpark Corp.	Internet & Catalog Retail	89,904	739,314
KT Skylife Co. Ltd.	Media	758,178	10,986,984
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	32,002	36,653,055
SK Hynix Inc.	Semiconductors & Semiconductor
	Equipment	786,790	19,334,656
			124,005,143
Taiwan 10.4%
Catcher Technology Co. Ltd.	Technology Hardware, Storage &
	Peripherals	1,232,000	10,098,361
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments
	& Components	9,938,400	26,166,677
Largan Precision Co. Ltd.	Electronic Equipment, Instruments
	& Components	58,000	4,492,983
Pegatron Corp.	Technology Hardware, Storage &
	Peripherals	3,956,300	9,224,979

Templeton Developing Markets Trust
Statement of Investments, March 31, 2016 (unaudited) (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	13,413,000	67,464,791
			117,447,791
Thailand 4.8%
Kasikornbank PCL, fgn.	Banks	2,502,700	12,467,193
Kiatnakin Bank PCL, fgn.	Banks	4,178,300	4,995,406
Land and Houses PCL, fgn.	Real Estate Management &
	Development	20,067,600	5,112,582
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	2,418,700	4,836,712
Siam Commercial Bank PCL, fgn.	Banks	1,268,000	5,089,325
Thai Beverage PCL, fgn.	Beverages	41,934,600	22,252,664
			54,753,882
United Kingdom 5.6%
Unilever PLC	Personal Products	1,390,715	63,001,373

Total Common Stocks (Cost $951,352,533)			997,733,133
Participatory Notes (Cost $4,154,892) 0.3%
Saudi Arabia 0.3%
[c] Deutsche Bank AG/London, Samba Financial Group, 144A, 9/27/16	Banks	613,570	3,337,509
Preferred Stocks 5.9%
Brazil 5.9%
Banco Bradesco SA, ADR, pfd.	Banks	4,567,100	34,024,895
Itau Unibanco Holding SA, ADR, pfd.	Banks	3,818,449	32,800,477
Total Preferred Stocks (Cost $57,005,414)			66,825,372
Total Investments before Short Term Investments (Cost $1,012,512,839)			1,067,896,014

Short Term Investments (Cost $59,360,406) 5.2%
Money Market Funds 5.2%
United States 5.2%
[b,d] Institutional Fiduciary Trust Money Market Portfolio		59,360,406	59,360,406
Total Investments (Cost $1,071,873,245) 99.9%			1,127,256,420
Other Assets, less Liabilities 0.1%			647,611
Net Assets 100.0%			$1,127,904,031

† Rounds to less than 0.1% of net assets.
[a] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2016, the aggregate value of these securities was $9,150,580, representing 0.81% of net assets.
[b] Non-income producing.
[c] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees.
[d] See Note 5 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
BDR	-	Brazilian Depositary Receipt
GDR	-	Global Depositary Receipt

Templeton Developing Markets Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At March 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,107,104,170

Unrealized appreciation	$142,570,897
Unrealized depreciation	(122,418,647)
Net unrealized appreciation (depreciation)	$20,152,250

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to January 1, 2014 the waiver was accounted for as a reduction to management fees.

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	94,678,611	48,317,988	(83,636,193)	59,360,406	$59,360,406	$ -	$-	0.28%

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$1,064,558,505	$-	$	- $	1,064,558,505
Participatory Notes	-	3,337,509		-	3,337,509
Short Term Investments	59,360,406	-		-	59,360,406
Total Investments in Securities	$1,123,918,911	$3,337,509	$	- $	1,127,256,420

aIncludes common and preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure except for the following:

On May 13, 2016, the Fund (Acquiring Fund), pursuant to an agreement and Plan of Reorganization approved on April 12, 2016 by Shareholders of Templeton BRIC Fund, acquired 100% of the Templeton BRIC Fund’s net assets, primarily made up of investment securities, through a tax-free exchange of shares of the Acquiring Fund for the net assets of Templeton BRIC Fund. Capital losses obtained by the Acquiring Fund, may be carried over to offset future capital gains subject to limitations.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Developing Markets Trust

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 26, 2016

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date May 26, 2016